CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
CONSOLIDATED STATEMENTS OF CASH FLOWS [Abstract]
Issuance of ordinary shares in IPO, issuance expenses	$ 5,138